Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Instruments
5. Financial instruments
The following tables set forth the Company’s financial instruments that are measured at fair value on a recurring basis by level within the fair value hierarchy:

(in thousands)	Level 1	Level 2	Level 3(a)	Total
As of June 30, 2026
Assets:
Derivative financial instruments—designated as cash flow hedging instruments	$—	$63	$—	$63
Derivative financial instruments—not designated as hedging instruments	—	445	—	445

Total assets	$—	$508	$—	$508

Liabilities:
Derivative financial instruments—designated as cash flow hedging instruments	$—	$18	$—	$18
Derivative financial instruments—not designated as hedging instruments	—	2,375	—	2,375

Total liabilities	$—	$2,393	$—	$2,393

As of December 31, 2025
Assets:
Derivative financial instruments—designated as cash flow hedging instruments	$—	$1,262	$—	$1,262
Derivative financial instruments—not designated as hedging instruments	—	140	—	140

Total assets	$—	$1,402	$—	$1,402

Liabilities:
Derivative financial instruments—designated as cash flow hedging instruments	$—	$35	$—	$35
Derivative financial instruments—not designated as hedging instruments	—	520	—	520

Total liabilities	$—	$555	$—	$555

(a).	The fair value (Level 3) of the seller’s receivable against Akastor AS on proceeds from the sales or liquidation of Step Oiltools B.V. has been remeasured to zero as of June 30, 2026 and December 31, 2025.
We classify financial instruments in our condensed consolidated balance sheets based on the maturity date of these instruments. As of June 30, 2026 and December 31, 2025, the fair value of our financial instruments are presented in other current receivables and other current liabilities in our condensed consolidated balance sheets.
The carrying value of cash and cash equivalents, current receivables, accounts payable and accrued expenses approximates fair value based on the short-term nature of these accounts.

Designated hedges
The following table presents the fair value of the derivative financial instruments and a maturity analysis of the derivatives’ cash flows. Valuation techniques and inputs for forward contracts are based on the quoted forward exchange rate.

(in thousands)	Total	6 months and less	6-12 Months	1-2 years

As of June 30, 2026
Foreign exchange forward contracts to hedge highly probable forecasted sales:
Notional amounts GBP	£891	£891	£—	£—
Average forward rate (GBP/NOK)		13.79	—	—
Foreign exchange forward contracts to hedge highly probable forecasted purchases:
Notional amounts GBP	£245	£245	£—	£—
Average forward rate (GBP/NOK)		13.90	—	—

As of December 31, 2025
Foreign exchange forward contracts to hedge highly probable forecasted sales:
Notional amounts USD	$13,812	$13,812	$—	$—
Average forward rate (USD/NOK)		10.58	—	—
Notional amounts EUR	€490	€490	€—	€—
Average forward rate (EUR/NOK)		12.14	—	—
Notional amounts GBP	£2,076	£1,185	£891	£—
Average forward rate (GBP/NOK)		13.85	13.79	—
Foreign exchange forward contracts to hedge highly probable forecasted purchases:
Notional amounts EUR	€150	€150	€—	€—
Average forward rate (EUR/NOK)		12.03	—	—
Notional amounts GBP	£940	£695	£245	£—
Average forward rate (GBP/NOK)		13.92	13.90	—

Non-Designated
Hedges
The table below presents the notional value of the
non-designated
derivative financial instruments and a maturity analysis of the related derivatives’ cash flows. Valuation techniques and inputs for forward contracts are based on the quoted forward exchange rate.

(in thousands)	Total	6 months and less	6-12 Months	1-2 years

As of June 30, 2026
Foreign exchange forward contracts:
Notional amounts NOK	NOK 69,800	NOK 28,200	NOK 41,600	NOK —
Average forward rate (NOK/USD)		0.10	0.10	—
Notional amounts GBP	£11,200	£6,100	£5,100	£—
Average forward rate (GBP/USD)		1.35	1.35	—
Notional amounts EUR	€42,100	€22,800	€19,300	€—
Average forward rate (EUR/USD)		1.20	1.21	—

As of December 31, 2025
Foreign exchange forward contracts:
Notional amounts NOK	NOK 131,200	NOK 97,900	NOK 16,500	NOK 16,800
Average forward rate (NOK/USD)		0.10	0.10	0.10
Notional amounts GBP	£13,800	£6,000	£5,300	£2,500
Average forward rate (GBP/USD)		1.35	1.35	1.34
Notional amounts EUR	€49,300	€21,600	€18,900	€8,800
Average forward rate (EUR/USD)		1.19	1.20	1.21

For the three and six months ended June 30, 2026, we recorded a (gain) loss of nil and $1.5 million, respectively, related to non-designated
hedges in other
non-operating
income (loss), net
in our condensed consolidated statements of income. The Company did not have any open non-designated
hedges during the three and six months ended June 30, 2025.

HMH Holding BV And Subsidiaries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Instruments
7. Financial instruments
The following tables set forth the Company’s financial instruments that are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2025 and 2024:

				2025
	Level 1	Level 2	Level 3(1)	Total

Assets
Derivative financial instruments—designated as cash flow hedging instruments	$—	$1,262	$—	$1,262
Derivative financial instruments—not designated as hedging instruments	—	140	—	140

Total assets	$—	$1,402	$—	$1,402

Liabilities
Derivative financial instruments—designated as cash flow hedging instruments	$—	$35	$—	$35
Derivative financial instruments—not designated as hedging instruments	—	$520	—	$520

Total liabilities	$—	$555	$—	$555

				2024
	Level 1	Level 2	Level 3(1)	Total

Assets
Derivative financial instruments—designated as cash flow hedging instruments	$—	$1,713	$—	$1,713

Total assets	$—	$1,713	$—	$1,713

Liabilities
Derivative financial instruments	$—	$4,612	$—	$4,612

Total liabilities	$—	$4,612	$—	$4,612

(1)	The fair value (Level 3) of the seller’s receivable against Akastor AS on proceeds from the sales or liquidation of Step Oiltools B.V. (“Step Oiltools”) has been remeasured to zero as of December 31, 2025 and 2024.
The carrying value of cash and cash equivalents, current receivables, accounts payable and accrued expenses approximates fair value based on the short-term nature of these accounts.

Designated
hedges
The following table presents the fair value of the derivative financial instruments and a maturity analysis of the derivatives cash flows as of December 31, 2025 and 2024. Valuation techniques and inputs of forward contracts are based on the quoted forward exchange rate.

	Total	6 months and less	6-12 months	1-2 years

As of December 31, 2025
Foreign exchanges forward contracts to hedge highly probable forecasted sales
Notional amounts USD	$13,812	$13,812	$—	$—
Average forward rate (USD/NOK)		10.58	—	—
Notional amounts EUR	€490	€490	€—	€—
Average forward rate (EUR/NOK)		12.14	—	—
Notional amounts GBP	£2,076	£1,185	£891	£—
Average forward rate (GBP/NOK)		13.85	13.79	—
Notional amounts EUR	€—	€—	€—	€—
Average forward rate (EUR/USD)		—	—	—
Foreign exchanges forward contracts to hedge highly probable forecasted purchases
Notional amounts EUR	€150	€150	€—	€—
Average forward rate (EUR/NOK)		12.03	—	—
Notional amounts GBP	£940	£695	£245	£—
Average forward rate (GBP/NOK)		13.92	13.90	—
Notional amounts EUR	€—	€—	€—	€—
Average forward rate (EUR/USD)		—	—	—

	Total	6 months and less	6-12 months	1-2 years

As of December 31, 2024
Foreign exchanges forward contracts to hedge highly probable forecasted sales
Notional amounts USD	$97,710	$74,136	$10,817	$12,757
Average forward rate (USD/NOK)		10.89	10.92	10.54
Notional amounts EUR	€10,109	€5,485	€4,379	€245
Average forward rate (EUR/NOK)		11.90	11.93	12.09
Notional amounts GBP	£6,027	£3,658	£294	£2,075
Average forward rate (GBP/NOK)		13.94	13.91	13.83
Notional amounts EUR	€40,449	€28,141	€12,308	€—
Average forward rate (EUR/USD)		1.08	1.08	—
Foreign exchanges forward contracts to hedge highly probable forecasted purchases
Notional amounts EUR	€4,235	€3,185	€1,050	€—
Average forward rate (EUR/USD)		11.76	11.94	—
Notional amounts GBP	£2,596	£1,206	£450	£940
Average forward rate (GBP/NOK)		13.65	13.95	13.92
Notional amounts EUR	€2,246	€2,246	€—	€—
Average forward rate (EUR/USD)		1.11	—	—

Non-designated
hedges
The table below presents the notional value of the
non-designated
derivative financial instruments and a maturity analysis of the related derivatives cash flows as of December 31, 2025 and 2024. Valuation techniques and inputs of forward contracts are based on the quoted forward exchange rate.

	Total	6 months and less	6-12 months	1-2 years

As of December 31, 2025
Foreign exchanges forward contracts
Notional amounts NOK	NOK 131,200	NOK 97,900	NOK 16,500	NOK 16,800
Average forward rate (NOK/USD)		0.10	0.10	0.10
Notional amounts GBP	£13,800	£6,000	£5,300	£2,500
Average forward rate (GBP/USD)		1.35	1.35	1.34
Notional amounts EUR	€49,300	€21,600	€18,900	€8,800
Average forward rate (EUR/USD)		1.19	1.20	1.21

The following table presents a reconciliation by risk category of components of equity and analysis of OCI items, net of tax:

	2025	2024
Balance as of January 1,	$(2,250)	$1,098
Change in foreign currency risk	3,481	(4,314)
Income tax allocated to cash flow hedges	(766)	966

Balance as of December 31,	$465	$(2,250)